LIQUIDITY (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 2,079,663	$ 2,752,309		$ 10,764,457	$ 11,241,718
Cash used in operating activities		4,673,425	2,032,719		3,488,687	8,746,564
Working capital deficit		6,502,554			8,002,361
Accumulated deficit		76,447,672			74,368,009	63,603,552
Proceeds from preferred stock issued			$ 2,745,002	$ 2,995,002	2,995,002	$ 11,500,000
Common stock issued for cash under ATM	$ 3,954,940	$ 3,954,940			$ 3,544,689